Disclosures about fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair value, assets and liabilities measured on recurring basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	Quoted Prices in Active Markets For Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Balance as of December 31,	Balance as of December 31,
	2018	2017	2018	2017	2018	2017	2018	2017
Assets
Cash equivalents	$118,948	$93,541	$—	$—	$—	$—	$118,948	$93,541
Short-term Investments	—	—	—	19,588	—	—	$—	$19,588
Derivatives	—	—	55,462	35,378	—	—	$55,462	$35,378
Total Assets	$118,948	$93,541	$55,462	$54,966	$—	$—	$174,410	$148,507
Liabilities
Derivatives	$—	$—	$14,203	$23,545	$—	$—	$14,203	$23,545
Share-based compensation	—	—	—	1,483	—	—	$—	$1,483
Total Liabilities	$—	$—	$14,203	$25,028	$—	$—	$14,203	$25,028